Segment Information	12 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 16 – SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the management for decision making. Management has identified three operating segments which are installation and maintenance, housekeeping and senior care services. The Company started generating revenue from senior care services segment in August 2019.

The results of educational consulting services, which was previously included since its acquisition from business combination during the year ended June 30, 2023, are now presented as part of discontinued operations following the disposal of Chuangying and its subsidiaries during the year ended June 30, 2026.

The results of sales of pharmaceutical products, which was previously included since its acquisition from business combination during the year ended June 30, 2023, are now presented as part of discontinued operations following the disposal of Zhongrun during the year ended June 30, 2025.

These operating segments are monitored and strategic decisions are made on the basis of segmental profit margins. Segment profit is defined as net sales reduced by cost of revenue and other related operating expenses. The results of continuing operations are shown as follows for the years ended June 30, 2026, 2025 and 2024:

Revenue	2026	2025 (reclassified)	2024 (reclassified)
Installation and Maintenance	$38,251,497	$32,117,882	$29,773,730
Housekeeping	18,895,861	15,861,366	15,409,924
Senior care services	-	353,404	4,025,456
Total	$57,147,358	$48,332,652	$49,209,110

Cost of revenue	2026	2025 (reclassified)	2024 (reclassified)
Installation and Maintenance	$28,336,568	$23,796,369	$22,015,277
Housekeeping	15,583,329	13,685,042	13,194,887
Senior care services	-	142,851	2,188,798
Total	$43,919,897	$37,624,262	$37,398,962

Gross profit	2026	2025 (reclassified)	2024 (reclassified)
Installation and Maintenance	$9,914,929	$8,321,513	$7,758,453
Housekeeping	3,312,532	2,176,324	2,215,037
Senior care services	-	210,553	1,836,658
Total	$13,227,461	$10,708,390	$11,810,148

Sales and marketing expenses	2026	2025 (reclassified)	2024 (reclassified)
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Unallocated	8,086,406	13,332,629	21,231,218
Total	$8,086,406	$13,332,629	$21,231,218

General and administrative expenses	2026	2025 (reclassified)	2024 (reclassified)
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Unallocated	3,466,277	5,367,915	6,256,194
Total	$3,466,277	$5,367,915	$6,256,194

Current assets	2026	2025 (reclassified)
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Unallocated current assets	329,747,926	209,107,142
Total	$329,747,926	$209,107,142

Non-current assets	2026	2025 (reclassified)
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,376,109	4,265,995
Unallocated non-current assets	9,189,928	64,690,237
Total	$13,566,037	$68,956,232

On account of the Company’s business model, assets, operating expense, profit or loss, liabilities and other material items could not be separated into each operating segment. As the Company’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.